Revenue - Schedule of Disaggregation of Revenue by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Net sales	$ 30,058	$ 23,198	$ 16,995
Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	9,985	6,777	4,255
North America
Disaggregation of Revenue [Line Items]
Net sales	16,531	13,609	10,631
Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	3,466	2,745	2,062
Latin America
Disaggregation of Revenue [Line Items]
Net sales	76	67	47
Secure Microcontrollers
Disaggregation of Revenue [Line Items]
Net sales	20,927	18,336	14,850
Secure Microcontrollers | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	3,548	2,922	2,981
Secure Microcontrollers | North America
Disaggregation of Revenue [Line Items]
Net sales	15,962	13,408	10,234
Secure Microcontrollers | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	1,341	1,939	1,588
Secure Microcontrollers | Latin America
Disaggregation of Revenue [Line Items]
Net sales	76	67	47
All Others
Disaggregation of Revenue [Line Items]
Net sales	9,131	4,862	2,145
All Others | Europe, Middle East and Africa
Disaggregation of Revenue [Line Items]
Net sales	6,437	3,855	1,274
All Others | North America
Disaggregation of Revenue [Line Items]
Net sales	569	201	397
All Others | Asia Pacific
Disaggregation of Revenue [Line Items]
Net sales	$ 2,125	$ 806	$ 474